Selling, General and Administrative Expenses (Schedule of Selling, General and Administrative Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of selling, general and administrative expenses [Abstract]
Payroll and related expenses	$ 10,853	$ 11,399	$ 21,380
Depreciation and amortization	951	607	692
Professional fees	12,806	12,115	20,334
Other expenses	11,244	9,910	13,886
Selling, General and Administrative Expenses	$ 35,854	$ 34,031	$ 56,292